SCHEDULE OF OPERATING LOSS CARRYFORWARDS (Details)	Mar. 31, 2025 USD ($)
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	$ 13,805,069
Tax Year 2026 [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	34,947
Tax Year 2027 [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	3,007,509
Tax Year 2028 [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	4,352,701
Tax Year 2029 [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	$ 6,409,912